Intangible Assets - Summary of Acquired Intangible Assets (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	10 years	10 years
Gross Carrying Amount	$ 3,497,000	$ 3,497,000
Accumulated Amortization	290,017	14,013
Intangibles, Net	$ 3,206,983	$ 3,482,987
Developed technologies
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	5 years	10 years
Gross Carrying Amount	$ 280,000	$ 280,000
Accumulated Amortization	24,078	1,074
Intangibles, Net	$ 255,922	$ 278,926
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	10 years	10 years
Gross Carrying Amount	$ 3,150,000	$ 3,150,000
Accumulated Amortization	248,332	12,082
Intangibles, Net	$ 2,901,668	$ 3,137,918
Non-compete agreement
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	3 years	3 years
Gross Carrying Amount	$ 67,000	$ 67,000
Accumulated Amortization	17,607	857
Intangibles, Net	$ 49,393	$ 66,143